Segment Information (Schedule of Information for Revenues from External Customers by Destination and Long-Lived Assets Based on Physical Location) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from external customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Long-lived assets based on physical location	217,358	220,893	225,621
Japan [Member]
Revenues from external customers	477,913	501,663	549,189
Long-lived assets based on physical location	177,460	183,042	190,662
North America [Member]
Revenues from external customers	189,330	174,371	274,151
Long-lived assets based on physical location	16,146	20,210	21,442
Europe [ Member]
Revenues from external customers	75,762	67,791	108,742
Asia Outside Japan [Member]
Revenues from external customers	160,533	148,589	139,069
Long-lived assets based on physical location	18,794	13,983	10,002
Other Areas [Member]
Revenues from external customers	30,147	38,230	36,331
Long-lived assets based on physical location	¥ 4,958	¥ 3,658	¥ 3,515